Accounts Receivable, Net (Details) - Schedule of Allowance for Current Expected Credit Losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Current Expected Credit Losses [Abstract]
Balance at the beginning of the year	¥ (1,027)	¥ (1,004)
Additions	(1,203)	(23)
Write-offs
Balance at the end of the year	¥ (2,230)	¥ (1,027)